Balance Sheets - AUD ($) $ in Millions		Sep. 30, 2018	Sep. 30, 2017
Assets
Cash and balances with central banks		$ 26,431	$ 18,397
Receivables due from other financial institutions		5,790	7,128
Trading securities and financial assets designated at fair value		22,134	25,324
Derivative financial instruments		24,101	24,033
Available-for-sale securities		61,119	60,710
Loans		709,690	684,919
Life insurance assets		9,450	10,643
Regulatory deposits with central banks overseas		1,355	1,048
Investment in associates		115	60
Property and equipment		1,329	1,487
Deferred tax assets		1,180	1,112
Intangible assets		11,763	11,652
Other assets		5,135	5,362
Total assets		879,592	851,875
Liabilities
Payables due to other financial institutions		18,137	21,907
Deposits and other borrowings		559,285	533,591
Other financial liabilities at fair value through income statement		4,297	4,056
Derivative financial instruments		24,407	25,375
Debt issues		172,596	168,356
Current tax liabilities		296	308
Life insurance liabilities		7,597	9,019
Provisions	[1]	1,928	1,639
Deferred tax liabilities		18	10
Other liabilities	[1]	9,193	8,606
Total liabilities excluding loan capital		797,754	772,867
Loan capital		17,265	17,666
Total liabilities		815,019	790,533
Net assets/(net liabilities)		64,573	61,342
Share capital:
Ordinary share capital		36,054	34,889
Treasury shares and RSP treasury shares		(493)	(495)
Reserves		1,077	794
Retained profits		27,883	26,100
Total equity attributable to owners of Westpac Banking Corporation		64,521	61,288
Non-controlling interests		52	54
Total shareholders' equity and non-controlling interests		64,573	61,342
Parent Entity
Assets
Cash and balances with central banks		24,726	16,405
Receivables due from other financial institutions		5,711	6,357
Trading securities and financial assets designated at fair value		20,417	22,946
Derivative financial instruments		23,562	23,823
Available-for-sale securities		56,513	55,800
Loans		630,168	606,237
Life insurance assets		0	0
Regulatory deposits with central banks overseas		1,248	945
Due from subsidiaries		140,597	142,455
Investment in subsidiaries		4,508	3,975
Investment in associates		76	46
Property and equipment		1,120	1,250
Deferred tax assets		1,102	1,053
Intangible assets		9,494	9,259
Other assets		3,988	4,318
Total assets		923,230	894,869
Liabilities
Payables due to other financial institutions		17,682	21,775
Deposits and other borrowings		500,468	477,693
Other financial liabilities at fair value through income statement		4,297	4,038
Derivative financial instruments		24,229	24,911
Debt issues		152,288	144,116
Current tax liabilities		184	234
Life insurance liabilities		0	0
Due to subsidiaries		142,400	143,834
Provisions	[1]	1,766	1,472
Deferred tax liabilities		3
Other liabilities	[1]	7,292	6,949
Total liabilities excluding loan capital		850,609	825,022
Loan capital		17,265	17,666
Total liabilities		867,874	842,688
Net assets/(net liabilities)		55,356	52,181
Share capital:
Ordinary share capital		36,054	34,889
Treasury shares and RSP treasury shares		(508)	(437)
Reserves		1,114	858
Retained profits		18,696	16,871
Total equity attributable to owners of Westpac Banking Corporation		55,356	52,181
Total shareholders' equity and non-controlling interests		$ 55,356	$ 52,181

[1]	Comparatives have been revised to reclassify compliance, regulation and remediation provisions.